FILM PARTICIPATION FINANCING LIABILITIES (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Bona Film Investment Fund	Dec. 31, 2013 Bona Film Investment Fund
Changes in film participation financing liabilities
Balance at the beginning of the period	$ 15,086,892	$ 16,224,219
Received from participants		293,288			53,819,967
Film participation expenses	(1,319,749)	438,636	321,100
Payment made during the year	(6,923,100)	(1,643,112)
Withholding tax	(3,400)	(44,391)
Exchange difference	276,198	(181,748)			559,983
Balance at the end of the period	7,116,841	15,086,892	16,224,219		54,379,950
Current	36,704,809				36,704,809
Non-current	17,675,141				17,675,141
Total	54,379,950				54,379,950
Period over which private equity fund will be used to finance the development and production of film and TV projects				2 years	2 years
Additional disclosures
Participation expenses related to two films	1,322,787
Specific number of films	2
Participation expenses related to two films based on net income forecast estimated in 2012	313,996
Total reduction of participation expenses related to two films	1,636,783
Increase in net income due to reduction in participation expense	1,348,130
Increase in net income per basic ordinary share due to reduction in participation expense (in dollars per share)	$ 0.05
Increase in net income per diluted ordinary share due to reduction in participation expense (in dollars per share)	$ 0.04
Payments for film participation expenses	241,939	132,223
Principal payments of film participation liabilities	6,681,161	1,510,889	4,849,323
Principal payments of film participation liabilities	$ 43,821,650